NET FEE AND COMMISSION INCOME (Details) - Increase (decrease) due to application of IFRS 15 [member] - GBP (£) £ in Millions	Jan. 01, 2019	Dec. 31, 2018
NET FEE AND COMMISSION INCOME (Details) [Line Items]
Receivables from contracts with customers		£ 282
Transaction price allocated to remaining performance obligations	£ 314
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) [Line Items]
Receivables from contracts with customers	£ 168